Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans [Abstract]
Loan Balances [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Real estate:
One-to-four-family	$96,449	$101,064
Multi-family	21,220	14,283
Non-residential	43,361	30,674
Construction	398	309
Home equity and second mortgages	10,111	10,905

	171,539	157,235
Commercial	30,618	22,207
Consumer	83	90

Total Loans	202,240	179,532
Allowance for loan losses	(967)	(1,200)
Net deferred loan origination fees and costs	189	464

	$201,462	$178,796

Primary Segments of the Loan Portfolio [Table Text Block]
September 30, 2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$10,797	$85,742	$96,539
Multi-family	—	21,241	21,241
Non-residential	—	43,401	43,401
Construction	—	398	398
Home equity and second mortgages	619	9,502	10,121

	11,416	160,284	171,700
Commercial	15	30,631	30,646
Consumer	—	83	83

Total	$11,431	$190,998	$202,429

September 30, 2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,841	$94,486	$101,327
Multi-family	—	14,319	14,319
Non-residential	—	30,753	30,753
Construction	—	310	310
Home equity and second mortgages	672	10,261	10,933

	7,513	150,129	157,642
Commercial	73	22,191	22,264
Consumer	5	85	90

Total	$7,591	$172,405	$179,996

Impaired Loans by Class [Table Text Block]
September 30, 2012	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$1,384	$41	$9,413	$10,797	$10,730
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	108	7	511	619	605

	1,492	48	9,924	11,416	11,335
Commercial	—	—	15	15	15
Consumer	—	—	—	—	—

Total	$1,492	$48	$9,939	$11,431	$11,350

September 30, 2011	Impaired Loans with Specific Allowance		Impaired Loans with No Specific Allowance	Total Impaired Loans
	Recorded Investment	Related Allowance	Recorded Investment	Recorded Investment	Unpaid Principal Balance
	(In thousands)
Real estate:
One-to-four-family	$925	$330	$5,916	$6,841	$6,881
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	672	672	660

	925	330	6,588	7,513	7,541
Commercial	73	49	—	73	73
Consumer	—	—	5	5	5

Total	$998	$379	$6,593	$7,591	$7,619

Average Investment in Impaired Loans [Table Text Block]

September 30, 2012	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,312	$672	$52	$9	$10,045
Interest income recognized on an accrual basis on impaired loans	135	16	—	—	151
Interest income recognized on a cash basis on impaired loans	25	2	—	—	27
September 30, 2011	One-to- four- family	Home Equity and Second Mortgages	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$5,232	$568	$58	$	$5,861
Interest income recognized on an accrual basis on impaired loans	168	15	—	—	183
Interest income recognized on a cash basis on impaired loans	41	3	—	—	44

Classes of the Loan Portfolio Summarized by the Aggregate Risk Level [Table Text Block]
September 30, 2012	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$88,137	$—	$8,402	$—	$96,539
Multi-family	20,475	766	—	—	21,241
Non-residential	43,401	—	—	—	43,401
Construction	398	—	—	—	398
Home equity and second mortgages	9,786	—	335	—	10,121

	162,197	766	8,737	—	171,700
Commercial	28,761	1,870	15	—	30,646
Consumer	83	—	—	—	83

Total	$191,041	$2,636	$8,752	$—	$202,429

September 30, 2011	Pass	Special Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$96,294	$454	$4,579	$—	$101,327
Multi-family	14,319	—	—	—	14,319
Non-residential	30,753	—	—	—	30,753
Construction	310	—	—	—	310
Home equity and second mortgages	10,323	212	398	—	10,933

	151,999	666	5,056	—	157,642
Commercial	22,190	—	74	—	22,264
Consumer	85	—	5	—	90

Total	$174,274	$666	$5,056	$—	$179,996

Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans [Table Text Block]
September 30, 2012	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$87,715	$1,889	$867	$—	$6,068	$8,824	$96,539
Multi-family	21,241	—	—	—	—	—	21,241
Non-residential	43,401	—	—	—	—	—	43,401
Construction	398	—	—	—	—	—	398
Home equity and second mortgages	9,992	—	—	—	129	129	10,121

	162,747	1,889	867	—	6,197	8,953	171,700
Commercial	30,646	—	—	—	—	—	30,646
Consumer	75	8	—	—	—	8	83

Total	$193,468	$1,897	$867	$—	$6,197	$8,961	$202,429

September 30, 2011	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due and Accruing	Non- Accrual	Total Past Due	Total
	(In thousands)
Real estate:
One-to-four-family	$96,984	$—	$534	$—	$3,809	$4,343	$101,327
Multi-family	14,319	—	—	—	—	—	14,319
Non-residential	30,753	—	—	—	—	—	30,753
Construction	310	—	—	—	—	—	310
Home equity and second mortgages	10,403	—	124	—	406	530	10,933

	152,769	—	658	—	4,215	4,873	157,642
Commercial	22,192	—	—	—	72	72	22,264
Consumer	60	—	5	6	19	30	90

Total	$175,021	$—	$663	$6	$4,306	$4,975	$179,996

Primary Segments of the Allowance for Loan Losses [Table Text Block]
September 30, 2012	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$625	$584	$41
Multi-family	35	35	—
Non-residential	67	67	—
Construction	3	3	—
Home equity and second mortgages	71	64	7

	801	753	48
Commercial	164	164	—
Consumer	2	2	—

Total	$967	$919	$48

September 30, 2011	ALLL Balance	Collectively Evaluated for Impairment	Individually Evaluated for Impairment
	(In thousands)
Real estate:
One-to-four-family	$583	$253	$330
Multi-family	29	29	—
Non-residential	92	92	—
Construction	3	3	—
Home equity and second mortgages	31	31	—

	738	408	330
Commercial	459	410	49
Consumer	3	3	—

Total	$1,200	$821	$379

Activity in the Primary Segments of the Allowance for Loan Losses [Table Text Block]
September 30, 2012	Balance September 30,2011	Charge- offs	Recoveries	Provision	Balance September 30, 2012
	(In thousands)

Real estate:
One-to-four-family	$583	$(810)	$—	$852	$625
Multi-family	29	—	—	6	35
Non-residential	92	—	—	(25)	67
Construction	3	—	—	—	3
Home equity and second mortgages	31	(260)	—	300	71

	738	(762)	—	1,133	801

Commercial	459	(50)	—	(245)	164
Consumer	3	(4)	—	3	2

Total	$1,200	$(1,124)	$—	$891	$967

September 30, 2011	Balance September, 30, 2010	Charge- offs	Recoveries	Provision	Balance September 30, 2011
	(In thousands)

Real estate:
One-to-four-family	$610	$—	$—	$(27)	$583
Multi-family	9	—	—	20	29
Non-residential	—	—	—	92	92
Construction	22	—	—	(19)	3
Home equity and second mortgages	48	—	—	(17)	31

	689	—	—	49	738

Commercial	410	—	—	49	459
Consumer	15	—	—	(12)	3

Total	$1,114	$—	$—	$86	$1,200

Summary of Troubled Debt Restructurings [Table Text Block]
	Number of Loans	Recorded Investment Before Modification	Recorded Investment After Modification
	(Dollars in thousands)
One-to-four-family	5	$1,863	$1,934
Commercial	1	$72	$72